Employee benefits	12 Months Ended
Dec. 31, 2017
Defined benefit plan assets and liabilities [Abstract]
Employee benefits
26.	Employee benefits

(a)	Defined benefit plan assets and liabilities

Defined benefit plan assets and liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Present value of defined benefit obligations	~~W~~	1,689,980	1,695,191
Fair value of plan assets		(1,559,101)	(1,688,047)

Recognized liabilities for defined benefit obligations	~~W~~	130,879	7,144

(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2016 and 2017 were as follows:

	2016
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,567,898	(1,341,768)	226,130
Included in profit or loss:
Current service cost		179,811	—	179,811
Past service cost		—	—	—
Interest expense (income)		50,892	(44,773)	6,119

		230,703	(44,773)	185,930

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		2,344	—	2,344
Financial assumptions		(297)	—	(297)
Experience adjustment		(41,538)	—	(41,538)
- Return on plan assets excluding interest income		—	19,448	19,448

		(39,491)	19,448	(20,043)

Other:
Benefits paid by the plan		(69,439)	62,405	(7,034)
Contributions paid into the plan		—	(254,413)	(254,413)
Change in subsidiaries		250	—	250
Effect of movements in exchange rates		59	—	59

		(69,130)	(192,008)	(261,138)

Ending balance	~~W~~	1,689,980	(1,559,101)	130,879

Profit or loss arising from defined benefit plans is included in general and administrative expenses.

	2017
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,689,980	(1,559,101)	130,879
Included in profit or loss:
Current service cost		172,152	—	172,152
Past service cost		2,810	—	2,810
Interest expense (income)		54,485	(52,136)	2,349

		229,447	(52,136)	177,311

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		4,471	—	4,471
Financial assumptions		(96,957)	—	(96,957)
Experience adjustment		(56,709)	—	(56,709)
- Return on plan assets excluding interest income		—	27,460	27,460

		(149,195)	27,460	(121,735)

Other:
Benefits paid by the plan		(74,841)	69,857	(4,984)
Contributions paid into the plan		—	(174,127)	(174,127)
Effect of movements in exchange rates		(200)	—	(200)

		(75,041)	(104,270)	(179,311)

Ending balance	~~W~~	1,695,191	(1,688,047)	7,144

Profit or loss arising from defined benefit plans is included in general and administrative expenses.

(c)	The composition of plan assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Plan assets comprise:
Equity securities	~~W~~	126,348	231,620
Debt securities		32,838	43,990
Due from banks		1,363,942	1,380,656
Other		35,973	31,781

	~~W~~	1,559,101	1,688,047

(d)	Actuarial assumptions as of December 31, 2016 and 2017 are as follows:

	2016	2017	Description
Discount rate	2.78%~3.40%	2.44%~4.07%	AA0 corporate bond yields
Future salary increase rate	2.50%~5.38% + Upgrade rate	0.99%~5.61% + Upgrade rate	Average for 5 years
Weighted average maturity	7.25 years ~ 13.16 years	7.25 years ~ 9.33 years

(e)	Sensitivity analysis

As of December 31, 2017, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(147,071)	164,735
Future salary increase rate (1%p movement)		164,977	(149,641)